Assets and Liabilities - Financial Assets and Liabilities - Schedule Total Non-current Other Liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Noncurrent Liabilities [Abstract]
Accrual for milestone payment to vendor		kr 1,179
Phantom shares liability to employees	kr 98	455
Total non-current other liabilities	kr 98	kr 1,634